Expense Example, No Redemption - FT Vest U.S. Equity Uncapped Accelerator ETF - July - FT Vest U.S. Equity Uncapped Accelerator ETF - July	Jul. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271